CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Time charter revenues	$ 51,178,586	$ 71,304,875	$ 67,317,050
Commissions	(628,764)	(537,063)	(562,340)
Commissions - related party	(685,148)	(931,611)	(866,568)
Net Revenues	49,864,674	69,836,201	65,888,142
EXPENSES / (INCOME):
Voyage expenses	1,604,439	2,527,566	2,522,736
Vessels operating expenses	16,936,183	16,843,279	15,774,453
Vessels operating expenses - related party	1,334,173	1,151,948	512,579
Dry-docking expenses	2,218,675	969,136	1,986,897
Dry-docking expenses, related party	95,342	41,094	75,493
Management fees charged by a related party	2,829,632	2,782,926	2,370,144
Depreciation	15,135,897	15,135,897	15,027,280
General and administrative expenses	3,636,035	3,602,833	3,080,971
General and administrative expenses - related party	3,596,354	3,673,111	2,839,865
Other operating (income) / expenses	510,997	(522,781)	0
Total Expenses	47,897,727	46,205,009	44,190,418
Operating income	1,966,947	23,631,192	21,697,724
OTHER INCOME / (EXPENSES):
Interest and finance costs	(7,040,208)	(7,795,224)	(7,814,228)
Interest and finance costs - related party	0	(504,326)	(675,856)
Interest income	696	4,159	16,796
Loss on derivatives	(82,160)	0	0
Gain from debt extinguishment	6,435,000	0	0
Fair value change of warrants	1,274,100	0	0
Foreign currency (loss) / gain, net	69,140	(28,143)	(48,272)
Total other (expenses) / income, net	656,568	(8,323,534)	(8,521,560)
NET INCOME	2,623,515	15,307,658	13,176,164
Other Comprehensive (Loss) / Income
(Loss) / gain on cash flow hedges, net	146,159	567,746	(651,896)
Total Other Comprehensive (Loss) / Income	146,159	567,746	(651,896)
COMPREHENSIVE INCOME	2,769,674	15,875,404	12,524,268
Reconciliation of Net Income to Net Income available to common shareholders
Income allocated to preferred shares	(2,061,749)	(3,875,159)	(3,001,027)
Net Income available to common shareholders	$ 561,766	$ 11,432,499	$ 10,175,137
Earnings per common share, basic	$ 0.02	$ 0.47	$ 0.56
Earnings per common share, diluted	$ 0.02	$ 0.46	$ 0.54